Convertible Notes Payable (Details) - USD ($)									1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 27, 2025	Jan. 16, 2025	Aug. 13, 2024	May 21, 2024	Apr. 12, 2024	Feb. 16, 2024	Jan. 19, 2024	Jul. 11, 2023	Dec. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Jun. 29, 2025	Feb. 05, 2025	Sep. 27, 2024
Convertible Notes Payable [Line Items]
Investor’s fees												$ 1,141,737		$ 511,844		$ 1,038,561
Gross proceed from sale of debt								$ 1,000,000
Prepayment of outstanding debt balance, percentage								120.00%
Gross proceeds from issuance of debt												14,326,000		1,000,000
Payments for fees												$ 50,000
Debt instrument optional conversion, term												45 days
Price equal to percentage of VWAP of ordinary shares												90.00%
Number of trading days used to calculate VWAP												10 days
Proceeds to redeem notes, percentage of principal												105.00%
Aggregate subscription amount	$ 40,000,000
Convertible note balance amount												$ 4,014,122		875,000
Interest expense debt												294,625		81,922
Amortization of debt issuance costs												6,023,259		$ 100,000
Series A Warrants [Member]
Convertible Notes Payable [Line Items]
Gross proceeds from issuance of notes and warrants												$ 500,000
Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Principal amount								$ 1,100,000
Conversion price per share (in Dollars per share)								$ 5,000
Simple interest rate								8.00%
Original issue discount								$ 80,000
Initial Notes [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 4,000
Debt instrument term		12 months
Percentage of proceeds for redemption of debt instrument												30.00%
Proceeds to redeem notes, percentage of principal												105.00%
October Note Exchange Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 635
Percentage of proceeds for redemption of debt instrument												30.00%
Conversion Price 3 [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 25
Common Stock [Member] | Series A Warrants [Member]
Convertible Notes Payable [Line Items]
Warrants to purchase shares (in Shares)																			1,142
Price per share upon exercise of warrants (in Dollars per share)																			$ 4,000
Investor [Member]
Convertible Notes Payable [Line Items]
Investor’s fees								$ 20,000
Investor redeemed				$ 75,000
Debt instrument, balance redeemed										$ 875,000	$ 875,000
Debt instrument term			12 months
Debt instrument, original issue discount			$ 80,000
Payments for fees			$ 20,000
Outstanding loan balance repayment percentage			120.00%
Price per share upon exercise of warrants (in Dollars per share)		$ 52.75
Bearing interest rate per annum		6.00%
Investor [Member] | Series A Warrants [Member]
Convertible Notes Payable [Line Items]
Price per share upon exercise of warrants (in Dollars per share)		$ 98,708
Gross proceeds from issuance of notes and warrants												$ 8
Investor [Member] | Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Simple interest rate			8.00%
Investor [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)			$ 5,000
Principal amount of notes		$ 8,700,000
Outstanding balance of rate			18.00%
Investor [Member] | Initial Notes [Member]
Convertible Notes Payable [Line Items]
Simple interest rate		8.00%
Investor [Member] | Conversion Price 3 [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 52.75
Investor [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)				180
Conversion price per share (in Dollars per share)				$ 418.2
Accrued interest										$ 96,540
Common Stock [Member] | October Note Exchange Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)									127,143
Conversion price per share (in Dollars per share)									$ 50.2
Value of notes redeemed by purchasers									$ 6,382,686
Common Class A [Member]
Convertible Notes Payable [Line Items]
Par value per share (in Dollars per share)												$ 0.0025	[1]	$ 0.0025	[1]		$ 0.0025	$ 0.0025	$ 0.0025
Common Class A [Member] | New Notes 3 [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)		$ 0.0025
Common Class A [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Par value per share (in Dollars per share)								$ 0.0025
Common Class A [Member] | Investor [Member]
Convertible Notes Payable [Line Items]
Investor redeemed					$ 50,000	$ 50,000	$ 50,000
Gross proceeds from issuance of debt			$ 1,000,000
Common Class A [Member] | Investor [Member] | Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)						80	80
Conversion price per share (in Dollars per share)						$ 625	$ 625
Principal amount of notes			$ 1,100,000
Common Class A [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)			$ 0.0025
Common Class A [Member] | Investor [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)					120						2,324
Conversion price per share (in Dollars per share)					$ 418.2					$ 418.2	$ 418.2

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025